LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 2, 2021 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (“SAI”) OF EACH FUND LISTED

IN SCHEDULE A

Effective September 1, 2021, the name of Legg Mason Partners Equity Trust will be changed to Legg Mason Partners Investment Trust, and as of such date all references to “Legg Mason Partners Equity Trust” are removed and replaced with “Legg Mason Partners Investment Trust.”

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST
BrandywineGLOBAL — Corporate Credit Fund	July 30, 2021
BrandywineGLOBAL — High Yield Fund	July 30, 2021
ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Conservative Growth Fund	May 28, 2021
QS Defensive Growth Fund	May 28, 2021
QS Global Dividend Fund	January 29, 2021
QS Global Equity Fund	March 1, 2021
QS Growth Fund	May 28, 2021
QS Moderate Growth Fund	May 28, 2021
QS S&P 500 Index Fund	January 29, 2021
QS U.S. Large Cap Equity Fund	March 31, 2021

Please retain this supplement for future reference

LMFX651359

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